Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916620
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 16, 2011
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED JULY 31, 2011

The following replaces the third paragraph under "FUND SUMMARIES — U.S. Government Select Money Market Fund — Principal Investment Strategies" on page 17 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Fund also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Fund's current yield. During this time, the Fund may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED JULY 31, 2011

The following replaces the third paragraph under "FUND SUMMARIES — U.S. Government Select Money Market Fund — Principal Investment Strategies" on page 17 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Fund also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Fund's current yield. During this time, the Fund may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN U.S. GOVERNMENT SELECT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MONEY MARKET FUNDS

SUPPLEMENT DATED SEPTEMBER 16, 2011 TO PROSPECTUS DATED JULY 31, 2011

The following replaces the third paragraph under "FUND SUMMARIES — U.S. Government Select Money Market Fund — Principal Investment Strategies" on page 17 of the Prospectus:

Under unusual circumstances, as when appropriate securities that are exempt from state taxes are unavailable, the Fund also may invest in non-exempt U.S. government securities and cash equivalents, including money market funds, repurchase agreements and time deposits with a maturity of three months or less, and hold uninvested cash. Cash assets are not income-generating and therefore would impact the Fund's current yield. During this time, the Fund may not meet its investment objective.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011